UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

ALLIANCEBERNSTEIN TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2010

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Value Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.1%
Financials - 23.5%
Capital Markets - 3.5%
Deutsche Bank AG	29,600	$1,879,722
Goldman Sachs Group, Inc. (The)	17,600	2,751,760
Morgan Stanley	32,900	927,122

		5,558,604

Commercial Banks - 10.0%
Banco do Brasil SA	55,800	919,219
Banco Santander Central Hispano SA	170,805	2,220,670
Barclays PLC	328,200	1,568,426
BNP Paribas	32,050	2,315,501
Danske Bank A/S (a)	68,100	1,548,232
KB Financial Group, Inc.	24,140	1,012,905
National Australia Bank Ltd.	22,400	510,393
National Bank of Canada	13,100	750,119
Societe Generale	21,966	1,207,257
Sumitomo Mitsui Financial Group, Inc.	20,600	661,707
Turkiye Garanti Bankasi AS	177,600	653,749
UniCredit Italiano SpA (a)	583,165	1,473,831
Wells Fargo & Co.	34,700	948,698

		15,790,707

Consumer Finance - 1.3%
ORIX Corp.	26,430	2,025,183

Insurance - 6.1%
ACE Ltd.	11,800	589,882
Allianz SE	24,900	2,872,814
Aviva PLC	135,269	805,771
Muenchener Rueckversicherungs AG (MunichRe)	5,871	908,017
Old Mutual PLC (a)	901,518	1,559,682
Travelers Cos., Inc. (The)	36,630	1,926,372
XL Capital Ltd.-Class A	52,000	950,040

		9,612,578

Real Estate Investment Trusts (REITs) - 1.3%
Klepierre	24,100	896,989
Unibail-Rodamco SE	6,000	1,183,837

		2,080,826

Real Estate Management & Development - 1.3%
Mitsui Fudosan Co., Ltd.	119,000	2,010,722

		37,078,620

Consumer Discretionary - 17.1%
Automobiles - 2.7%
Bayerische Motoren Werke AG	37,200	1,507,904
Ford Motor Co. (a)	38,200	448,468
Nissan Motor Co., Ltd. (a)	286,400	2,264,864

		4,221,236

Hotels, Restaurants & Leisure - 0.8%
Thomas Cook Group PLC	199,800	718,496
TUI Travel PLC	124,900	522,463

		1,240,959

Household Durables - 1.1%
Fortune Brands, Inc.	16,700	731,961

Company	Shares	U.S. $ Value
Sharp Corp.	79,000	$914,144

		1,646,105

Media - 8.4%
CBS Corp.-Class B	119,800	1,556,202
Lagardere SCA	30,713	1,120,765
News Corp.-Class A	106,400	1,422,568
News Corp.-Class B	78,900	1,242,675
Time Warner Cable, Inc.-Class A	32,770	1,530,031
Time Warner, Inc.	67,233	1,952,446
Viacom, Inc.-Class B (a)	68,800	2,039,920
Vivendi SA	65,370	1,644,788
WPP PLC	87,700	805,054

		13,314,449

Multiline Retail - 1.9%
JC Penney Co., Inc.	39,400	1,086,652
Macy’s, Inc.	81,700	1,564,555
Marks & Spencer Group PLC	73,400	369,632

		3,020,839

Specialty Retail - 2.2%
Esprit Holdings Ltd.	211,400	1,510,537
Lowe’s Cos., Inc.	84,700	2,008,237

		3,518,774

		26,962,362

Energy - 10.3%
Energy Equipment & Services - 0.4%
Ensco International PLC (Sponsored ADR)	13,500	596,295

Oil, Gas & Consumable Fuels - 9.9%
BP PLC	85,500	753,327
ConocoPhillips	64,650	3,103,200
Devon Energy Corp.	24,300	1,673,298
EnCana Corp.	34,100	1,117,762
ENI SpA	37,950	856,494
Gazprom OAO (Sponsored ADR)	23,100	513,744
KazMunaiGas Exploration Production (GDR) (b)	30,350	732,649
LUKOIL OAO (London) (Sponsored ADR)	15,200	798,000
Nexen, Inc. (Toronto)	85,590	1,931,916
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	139,162	3,801,672
Suncor Energy, Inc. (Toronto)	12,972	374,908

		15,656,970

		16,253,265

Industrials - 10.1%
Aerospace & Defense - 1.3%
BAE Systems PLC	89,500	511,196
Northrop Grumman Corp.	26,200	1,605,012

		2,116,208

Air Freight & Logistics - 0.3%
Deutsche Post AG	34,820	566,279

Airlines - 0.5%
Westjet Airlines Ltd. (a)	56,700	738,253

Building Products - 1.0%
Compagnie de St-Gobain	32,900	1,544,267

Construction & Engineering - 0.3%
Bouygues SA	11,500	527,711

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.6%
Bidvest Group Ltd.	53,700	$918,684

Machinery - 1.6%
Ingersoll-Rand PLC	50,400	1,608,264
SPX Corp.	14,700	874,503

		2,482,767

Professional Services - 1.0%
Adecco SA	10,600	527,060
Randstad Holding NV (a)	23,800	995,223

		1,522,283

Trading Companies & Distributors - 3.0%
ITOCHU Corp.	110,000	885,020
Mitsubishi Corp.	68,400	1,706,165
Noble Group Ltd.	254,000	572,428
Wolseley PLC (a)	69,500	1,640,566

		4,804,179

Transportation Infrastructure - 0.5%
Macquarie Infrastructure Group	758,400	760,805

		15,981,436

Health Care - 8.0%
Health Care Providers & Services - 0.5%
Aetna, Inc.	24,700	740,753

Pharmaceuticals - 7.5%
AstraZeneca PLC	21,200	936,401
Bayer AG	24,100	1,597,116
GlaxoSmithKline PLC	21,900	404,886
Merck & Co., Inc.	78,649	2,900,575
Novartis AG	15,480	857,734
Pfizer, Inc.	163,300	2,865,915
Sanofi-Aventis SA	32,461	2,369,077

		11,931,704

		12,672,457

Information Technology - 7.7%
Communications Equipment - 2.3%
Motorola, Inc. (a)	160,300	1,083,628
Nokia Oyj	192,500	2,599,557

		3,683,185

Computers & Peripherals - 1.1%
Dell, Inc. (a)	32,000	423,360
International Business Machines Corp.	6,400	813,824
Western Digital Corp. (a)	11,900	459,697

		1,696,881

Electronic Equipment, Instruments & Components - 2.0%
AU Optronics Corp.	981,590	1,013,680
Corning, Inc.	48,400	853,292
Tyco Electronics Ltd.	54,200	1,389,146

		3,256,118

Internet Software & Services - 0.1%
AOL, Inc. (a)	7,884	195,366

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 1.5%
Hynix Semiconductor, Inc. (a)	61,400	$1,111,163
Samsung Electronics Co., Ltd.	1,890	1,211,648

		2,322,811

Software - 0.7%
Symantec Corp. (a)	64,000	1,059,200

		12,213,561

Telecommunication Services - 6.7%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	36,300	900,603
Bezeq Israeli Telecommunication Corp. Ltd.	338,500	880,151
France Telecom SA	73,500	1,719,432
Telecom Italia SpA (ordinary shares)	884,900	1,260,489
Telecom Italia SpA (savings shares)	565,000	599,659

		5,360,334

Wireless Telecommunication Services - 3.3%
Sprint Nextel Corp. (a)	472,600	1,573,758
Vodafone Group PLC	1,664,812	3,597,403

		5,171,161

		10,531,495

Consumer Staples - 5.9%
Beverages - 0.4%
Carlsberg A/S	8,800	680,093

Food & Staples Retailing - 0.8%
Koninklijke Ahold NV	103,900	1,270,684

Food Products - 2.8%
Archer-Daniels-Midland Co.	70,700	2,075,752
Bunge Ltd.	28,600	1,704,274
Nutreco Holding NV	9,400	557,093

		4,337,119

Tobacco - 1.9%
Altria Group, Inc.	115,950	2,332,914
Japan Tobacco, Inc.	192	697,401

		3,030,315

		9,318,211

Materials - 4.0%
Chemicals - 0.9%
BASF SE	11,400	640,187
Koninklijke DSM NV	17,900	747,589

		1,387,776

Metals & Mining - 3.1%
Freeport-McMoRan Copper & Gold, Inc.	6,500	488,540
Hindalco Industries Ltd.	158,600	559,276
Mitsubishi Materials Corp. (a)	250,000	646,351
MMC Norilsk Nickel (ADR) (a)	30,758	464,138
Rio Tinto PLC	18,300	945,022
Tata Steel Ltd.	33,000	411,333
Xstrata PLC (a)	93,320	1,466,831

		4,981,491

		6,369,267

Company	Shares	U.S. $ Value
Utilities - 2.8%
Electric Utilities - 2.2%
E.ON AG	60,800	$2,163,612
EDF SA	26,900	1,348,105

		3,511,717

Multi-Utilities - 0.6%
NiSource, Inc.	62,700	941,754

		4,453,471

Total Common Stocks (cost $166,696,880)		151,834,145

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.11% (c) (cost $2,067,359)	2,067,359	2,067,359

Total Investments - 97.4% (cost $168,764,239) (d)		153,901,504
Other assets less liabilities - 2.6%		4,133,242

Net Assets - 100.0%		$158,034,746

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
S&P 500 Mini Index Futures	27	March 2010	$1,489,429	$1,489,590	$161

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 5/18/10	18,728	$16,234,367	$16,647,936	$413,569
British Pound settling 5/18/10	2,894	4,514,611	4,410,468	(104,143)
Canadian Dollar settling 5/18/10	5,376	5,040,268	5,108,711	68,443
Japanese Yen settling 5/18/10	58,266	649,167	656,073	6,906
New Zealand settling 5/18/10	12,230	8,428,549	8,495,192	66,643
Norwegian Krone settling 5/18/10	3,460	575,918	583,395	7,477
Norwegian Krone settling 5/18/10	45,965	7,722,095	7,750,219	28,124
Swedish Krona settling 5/18/10	30,309	4,263,769	4,251,636	(12,133)
Swedish Krona settling 5/18/10	12,894	1,728,256	1,808,723	80,467
Swedish Krona settling 5/18/10	11,153	1,526,073	1,564,502	38,429
Sale Contracts:
Euro settling 5/18/10	5,374	7,695,407	7,316,729	378,678
Euro settling 5/18/10	1,798	2,455,816	2,447,986	7,830
Euro settling 5/18/10	22,350	30,697,278	30,429,642	267,636
Swiss Franc settling 5/18/10	965	904,939	898,757	6,182

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the market value of this security amounted to $732,649 or 0.5% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 28, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,594,521 and gross unrealized depreciation of investments was $(26,457,256), resulting in net unrealized depreciation of $(14,862,735).

An amount of U.S. $121,500 has been segregated to collateralize margin requirements for the open futures contracts at February 28, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
REIT	-	Real Estate Investment Trust

Country Breakdown *

February 28, 2010 (unaudited)

Summary

35.3%	United States
10.8%	United Kingdom
10.3%	France
7.9%	Germany
7.7%	Japan
4.8%	Netherlands
3.2%	Canada
2.7%	Italy
2.2%	South Korea
1.7%	Finland
1.4%	Denmark
1.4%	Spain
1.4%	Hong Kong
7.9%	Other
1.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of February 28, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Australia, Brazil, India, Ireland, Israel, Kazakhstan, Russia, South Africa, Switzerland, Taiwan and Turkey.

AllianceBernstein Global Value Fund

February 28, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$9,763,212	$27,315,408		$—	$37,078,620
Consumer Discretionary	15,583,715	11,378,647		—	26,962,362
Energy	9,530,028	6,723,237		—	16,253,265
Industrials	4,826,032	11,155,404		—	15,981,436
Health Care	6,507,243	6,165,214		—	12,672,457
Information Technology	6,277,513	5,936,048		—	12,213,561
Telecommunication Services	2,474,361	8,057,134		—	10,531,495
Consumer Staples	6,112,940	3,205,271		—	9,318,211
Materials	488,540	5,880,727		—	6,369,267
Utilities	941,754	3,511,717		—	4,453,471
Short-Term Investments	2,067,359	—		—	2,067,359

Total Investments in Securities	64,572,697	89,328,807	+	—	153,901,504
Other Financial Instruments*:
Assets	161	1,370,385		—	1,370,546
Liabilities	—	(116,276)		—	(116,276)

Total	$64,572,858	$90,582,916		$—	$155,155,774

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

AllianceBernstein International Value Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Financials - 27.1%
Capital Markets - 2.2%
Deutsche Bank AG	1,067,200	$67,771,589
Macquarie Group Ltd.	325,892	13,188,238

		80,959,827

Commercial Banks - 17.1%
Australia & New Zealand Banking Group Ltd.	824,700	17,067,612
Banca Popolare di Milano Scarl	2,774,300	16,329,768
Banco do Brasil SA	861,200	14,186,937
Banco Santander Central Hispano SA	3,907,135	50,797,447
Barclays PLC	8,722,500	41,683,725
BNP Paribas	1,225,752	88,556,316
Credit Agricole SA	3,045,416	45,216,123
Danske Bank A/S (a)	987,200	22,443,686
Hana Financial Group, Inc.	886,400	25,570,312
KB Financial Group, Inc.	1,202,803	50,469,121
National Australia Bank Ltd.	2,582,900	58,852,362
National Bank of Canada	300,300	17,195,471
Societe Generale	961,615	52,850,628
Sumitomo Mitsui Financial Group, Inc.	1,365,300	43,855,755
Turkiye Garanti Bankasi AS	10,603,600	39,032,068
Turkiye Vakiflar Bankasi Tao-Class D (a)	9,164,200	20,929,474
UniCredit Italiano SpA (a)	13,325,970	33,678,675

		638,715,480

Consumer Finance - 1.1%
ORIX Corp.	518,570	39,735,126

Insurance - 3.4%
Allianz SE	691,345	79,763,281
Aviva PLC	3,185,826	18,977,355
Muenchener Rueckversicherungs AG (MunichRe)	123,800	19,147,072
Old Mutual PLC (a)	6,213,600	10,749,912

		128,637,620

Real Estate Investment Trusts (REITs) - 0.6%
Klepierre	265,400	9,878,044
Unibail-Rodamco SE	55,600	10,970,225

		20,848,269

Real Estate Management & Development - 2.7%
Agile Property Holdings Ltd.	8,908,000	11,353,986
Lend Lease Group	1,775,400	15,423,599
Mitsui Fudosan Co., Ltd.	2,317,000	39,149,946
New World Development Ltd.	2,609,441	4,765,927
Sumitomo Realty & Development Co., Ltd.	1,704,000	30,209,727

		100,903,185

		1,009,799,507

Telecommunication Services - 10.7%
Diversified Telecommunication Services - 6.9%
Bezeq Israeli Telecommunication Corp. Ltd.	7,223,800	18,782,970
France Telecom SA	2,092,200	48,944,152
Nippon Telegraph & Telephone Corp.	1,550,200	67,602,962
Telecom Corp. of New Zealand Ltd.	9,308,777	14,743,017
Telecom Italia SpA (ordinary shares)	33,251,300	47,364,572
Telecom Italia SpA (savings shares)	15,850,100	16,822,382
Telefonica SA	905,100	21,225,002

Company	Shares	U.S. $ Value
Telstra Corp. Ltd.	5,456,600	$14,500,543
TELUS Corp.	189,800	5,972,513

		255,958,113

Wireless Telecommunication Services - 3.8%
KDDI Corp.	3,906	20,816,362
Vodafone Group PLC	56,365,465	121,797,118

		142,613,480

		398,571,593

Consumer Discretionary - 10.5%
Automobiles - 2.8%
Bayerische Motoren Werke AG	687,700	27,875,956
Nissan Motor Co., Ltd. (a)	9,584,100	75,791,500

		103,667,456

Hotels, Restaurants & Leisure - 1.2%
TABCORP Holdings Ltd.	1,944,300	11,770,805
Thomas Cook Group PLC	4,287,355	15,417,655
TUI Travel PLC	4,322,700	18,082,060

		45,270,520

Household Durables - 1.5%
Sharp Corp.	3,153,000	36,484,752
Sony Corp.	536,900	18,282,408

		54,767,160

Leisure Equipment & Products - 0.3%
Namco Bandai Holdings, Inc.	1,233,000	11,425,322

Media - 3.1%
Lagardere SCA	1,082,200	39,491,150
Vivendi SA	1,774,030	44,636,736
WPP PLC	3,463,404	31,792,785

		115,920,671

Multiline Retail - 0.2%
Marks & Spencer Group PLC	1,682,100	8,470,818

Specialty Retail - 1.0%
Esprit Holdings Ltd.	5,220,902	37,305,420

Textiles, Apparel & Luxury Goods - 0.4%
Yue Yuen Industrial Holdings Ltd.	4,583,000	13,605,582

		390,432,949

Energy - 10.1%
Oil, Gas & Consumable Fuels - 10.1%
BP PLC	9,164,600	80,747,820
ENI SpA	1,764,400	39,820,776
Gazprom OAO (Sponsored ADR)	743,800	16,542,112
KazMunaiGas Exploration Production (GDR) (b)	778,000	18,780,920
LUKOIL OAO (London) (Sponsored ADR)	361,550	18,981,375
Nexen, Inc. (Toronto)	1,880,681	42,450,270
OMV AG (a)	291,500	10,793,240
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	4,048,078	110,586,684
Suncor Energy, Inc. (Toronto)	1,292,544	37,356,266

		376,059,463

Company	Shares	U.S. $ Value
Industrials - 9.8%
Aerospace & Defense - 2.3%
BAE Systems PLC	3,822,700	$21,834,052
Bombardier, Inc.	4,283,100	23,161,793
Rolls-Royce Group PLC	4,730,000	40,266,889

		85,262,734

Air Freight & Logistics - 0.8%
Deutsche Post AG	1,891,010	30,753,573

Building Products - 0.8%
Compagnie de St-Gobain	632,800	29,702,504

Construction & Engineering - 0.3%
Bouygues SA	205,800	9,443,723

Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	1,130,998	19,348,789

Professional Services - 1.3%
Adecco SA	328,300	16,323,952
Randstad Holding NV (a)	722,300	30,203,758

		46,527,710

Trading Companies & Distributors - 3.8%
ITOCHU Corp.	1,456,000	11,714,442
Mitsubishi Corp.	2,004,000	49,987,645
Mitsui & Co., Ltd.	2,451,300	37,991,902
Wolseley PLC (a)	1,810,346	42,733,710

		142,427,699

		363,466,732

Health Care - 8.5%
Health Care Providers & Services - 0.3%
Celesio AG	460,600	13,417,305

Pharmaceuticals - 8.2%
AstraZeneca PLC	1,551,500	68,529,506
Bayer AG	711,400	47,144,754
GlaxoSmithKline PLC	565,167	10,448,786
Novartis AG	1,466,330	81,248,138
Sanofi-Aventis SA	1,327,582	96,889,910

		304,261,094

		317,678,399

Information Technology - 7.9%
Communications Equipment - 2.0%
Nokia Oyj	5,540,100	74,814,588

Computers & Peripherals - 1.2%
Toshiba Corp. (a)	8,898,000	44,508,744

Electronic Equipment, Instruments & Components - 1.9%
AU Optronics Corp.	54,091,480	55,859,833
Murata Manufacturing Co., Ltd.	300,700	15,944,879

		71,804,712

Semiconductors & Semiconductor Equipment - 2.7%
Hynix Semiconductor, Inc. (a)	1,881,200	34,044,293

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd.	104,070	$66,717,585

		100,761,878

Software - 0.1%
Konami Corp.	100,300	1,877,900

		293,767,822

Materials - 6.7%
Chemicals - 0.8%
BASF SE	369,400	20,744,306
Koninklijke DSM NV	245,300	10,244,888

		30,989,194

Construction Materials - 0.1%
Fletcher Building Ltd.	351,376	1,953,083

Metals & Mining - 5.8%
BHP Billiton Ltd.	715,700	26,246,297
Hindalco Industries Ltd.	2,089,900	7,369,676
JFE Holdings, Inc.	323,500	12,006,374
Kazakhmys PLC (a)	1,165,300	23,836,761
Mitsubishi Materials Corp. (a)	1,733,000	4,480,502
MMC Norilsk Nickel (ADR) (a)	1,020,050	15,392,554
Rio Tinto PLC	811,100	41,885,639
Tata Steel Ltd.	3,461,700	43,148,840
Xstrata PLC	2,607,540	40,986,083

		215,352,726

		248,295,003

Utilities - 3.6%
Electric Utilities - 2.8%
E.ON AG	1,851,100	65,872,725
EDF SA	517,700	25,944,757
Tokyo Electric Power Co., Inc. (The)	521,700	14,325,433

		106,142,915

Gas Utilities - 0.2%
Tokyo Gas Co., Ltd.	1,859,000	8,101,272

Multi-Utilities - 0.6%
RWE AG	258,440	21,886,785

		136,130,972

Consumer Staples - 3.5%
Beverages - 0.8%
Carlsberg A/S	359,150	27,756,275

Food & Staples Retailing - 2.1%
Aeon Co., Ltd.	1,322,000	13,599,867
Casino Guichard Perrachon SA	344,700	27,694,534
Koninklijke Ahold NV	2,988,580	36,549,965
Metro AG	27,681	1,419,407

		79,263,773

Tobacco - 0.6%
Japan Tobacco, Inc.	6,146	22,324,106

		129,344,154

Total Common Stocks (cost $3,931,076,093)		3,663,546,594

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.11% (c) (cost $51,110,253)	51,110,253	$51,110,253

Total Investments - 99.8% (cost $3,982,186,346) (d)		3,714,656,847
Other assets less liabilities - 0.2%		8,419,906

Net Assets - 100.0%		$3,723,076,753

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	487	March 2010	$18,696,516	$18,063,488	$(633,028)
TOPIX Index Futures	226	March 2010	23,153,351	22,664,866	(488,485)

					$(1,121,513)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/15/10	468,242	$421,193,044	$419,075,584	$(2,117,460)
British Pound settling 3/15/10	15,193	24,667,811	23,164,188	(1,503,623)
British Pound settling 3/15/10	107,107	172,051,330	163,301,961	(8,749,369)
Canadian Dollar settling 3/15/10	10,514	9,859,710	9,992,183	132,473
Japanese Yen settling 3/15/10	6,424,514	68,987,329	72,315,361	3,328,032
Japanese Yen settling 3/15/10	19,452,249	217,328,995	218,957,638	1,628,643
Japanese Yen settling 6/17/10	3,024,597	33,811,380	34,063,379	251,999
New Zealand Dollar settling 3/15/10	256,548	180,768,852	178,978,112	(1,790,740)
Norwegian Krone settling 3/15/10	1,041,224	179,687,745	176,097,957	(3,589,788)
Swedish Krona settling 3/15/10	1,404,985	197,548,544	197,062,537	(486,007)
Swedish Krona settling 3/15/10	135,688	19,089,826	19,031,535	(58,291)
Swiss Franc settling 3/15/10	30,012	27,857,242	27,939,853	82,611
Sale Contracts:
Australian Dollar settling 3/15/10	12,022	10,891,451	10,759,664	131,787
Australian Dollar settling 3/15/10	135,818	123,775,018	121,556,818	2,218,200
Australian Dollar settling 3/15/10	95,998	83,628,658	85,918,004	(2,289,346)
British Pound settling 3/15/10	122,300	199,216,916	186,466,149	12,750,767
British Pound settling 6/17/10	25,163	39,280,953	38,341,261	939,692
Canadian Dollar settling 3/15/10	41,126	39,417,262	39,084,887	332,375
Canadian Dollar settling 3/15/10	83,313	78,458,018	79,178,115	(720,097)
Euro settling 3/15/10	156,475	236,159,894	213,060,148	23,099,746
Euro settling 3/15/10	71,409	105,070,488	97,232,223	7,838,265
Euro settling 3/15/10	96,425	137,976,461	131,294,614	6,681,847
Euro settling 6/17/10	93,841	128,974,132	127,754,533	1,219,599
Japanese Yen settling 3/15/10	25,876,763	293,410,622	291,272,998	2,137,624
New Zealand Dollar settling 3/15/10	14,689	10,737,365	10,247,632	489,733
Norwegian Krone settling 3/15/10	61,281	10,706,349	10,364,205	342,144
Swiss Franc settling 3/15/10	16,113	15,868,936	15,000,495	868,441
Swiss Franc settling 3/15/10	13,899	13,568,472	12,939,358	629,114

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the market value of this security amounted to $18,780,920 or 0.5% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 28, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $292,208,726 and gross unrealized depreciation of investments was $(559,738,225), resulting in net unrealized depreciation of $(267,529,499).

An amount of U.S. $2,249,205 has been segregated to collateralize margin requirements for the open futures contracts at February 28, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
REIT	-	Real Estate Investment Trust

Country Breakdown *

AllianceBernstein International Value Fund

February 28, 2010 (unaudited)

Summary

17.2%	United Kingdom
16.7%	Japan
14.3%	France
10.7%	Germany
5.0%	Netherlands
4.8%	South Korea
4.3%	Australia
4.1%	Italy
3.4%	Canada
2.6%	Switzerland
2.0%	Finland
1.9%	Spain
1.6%	Turkey
10.0%	Other
1.4%	Short-Term Investments

100.0%	Total Investments

*	All data are as of February 28, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Austria, Brazil, China, Denmark, Hong Kong, India, Israel, Kazakhstan, New Zealand, Russia, South Africa and Taiwan.

AllianceBernstein International Value Fund

February 28, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$31,382,408	$978,417,099	$—	$1,009,799,507
Telecommunication Services	5,972,513	392,599,080	—	398,571,593
Consumer Discretionary	—	390,432,949	—	390,432,949
Energy	98,587,456	277,472,007	—	376,059,463
Industrials	23,161,793	340,304,939	—	363,466,732
Health Care	—	317,678,399	—	317,678,399
Information Technology	—	293,767,822	—	293,767,822
Materials	—	248,295,003	—	248,295,003
Utilities	—	136,130,972	—	136,130,972
Consumer Staples	—	129,344,154	—	129,344,154
Short-Term Investments	51,110,253	—	—	51,110,253

Total Investments in Securities	210,214,423	3,504,442,424+	—	3,714,656,847
Other Financial Instruments* :
Assets	—	65,103,092	—	65,103,092
Liabilities	(1,121,513)	(21,304,721)	—	(22,426,234)

Total	$209,092,910	$3,548,240,795	$—	$3,757,333,705

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

AllianceBernstein Small/Mid Cap Value Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Financials - 19.6%
Commercial Banks - 6.1%
Associated Banc-Corp	959,065	$12,381,529
City National Corp.	151,300	7,552,896
Comerica, Inc.	384,300	13,865,544
Marshall & Ilsley Corp.	989,800	7,007,784
Umpqua Holdings Corp.	255,680	3,190,886
Umpqua Holdings Corp. (ADR)	278,800	3,443,180
Webster Financial Corp.	482,000	7,712,000
Whitney Holding Corp.	879,635	11,303,310

		66,457,129

Insurance - 5.5%
Arch Capital Group Ltd.(a)	85,600	6,332,688
Aspen Insurance Holdings Ltd.	329,900	9,322,974
Endurance Specialty Holdings Ltd.	254,600	9,791,916
Fidelity National Financial, Inc.-Class A	509,400	7,258,950
Reinsurance Group of America, Inc.-Class A	241,900	11,497,507
StanCorp Financial Group, Inc.	151,300	6,502,874
Unum Group	450,850	9,382,188

		60,089,097

Real Estate Investment Trusts (REITs) - 3.6%
Brandywine Realty Trust	656,900	7,363,849
CBL & Associates Properties, Inc.	676,100	8,038,829
Digital Realty Trust, Inc.	132,700	6,844,666
Sunstone Hotel Investors, Inc.(a)	841,620	7,524,083
Tanger Factory Outlet Centers	219,200	9,134,064

		38,905,491

Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc.-Class A(a)	537,100	7,089,720
Jones Lang LaSalle, Inc.	122,800	7,821,132

		14,910,852

Thrifts & Mortgage Finance - 3.0%
Astoria Financial Corp.	497,867	6,606,695
First Niagara Financial Group, Inc.	939,100	13,184,964
Washington Federal, Inc.	657,099	12,806,860

		32,598,519

		212,961,088

Consumer Discretionary - 18.8%
Auto Components - 3.8%
Dana Holding Corp.(a)	996,900	11,334,753
Federal Mogul Corp.(a)	837,900	16,196,607
TRW Automotive Holdings Corp.(a)	509,300	13,684,891

		41,216,251

Hotels, Restaurants & Leisure - 3.4%
Boyd Gaming Corp.(a)	717,300	5,480,172
Darden Restaurants, Inc.	280,400	11,370,220
Royal Caribbean Cruises Ltd.(a)	348,300	9,846,441
Wyndham Worldwide Corp.(a)	432,400	9,940,876

		36,637,709

Household Durables - 1.9%
NVR, Inc.(a)	9,100	6,445,530
Pulte Homes, Inc.(a)	518,500	5,615,355

Company	Shares	U.S. $ Value
Whirlpool Corp.	96,800	$8,146,688

		20,207,573

Leisure Equipment & Products - 0.7%
Callaway Golf Co.	915,800	7,262,294

Media - 0.5%
CBS Corp.-Class B	468,300	6,083,217

Multiline Retail - 0.5%
JC Penney Co., Inc.	202,500	5,584,950

Specialty Retail - 7.1%
AnnTaylor Stores Corp.(a)	600,600	10,336,326
Dress Barn, Inc.(a)	415,300	10,324,358
Foot Locker, Inc.	907,900	11,775,463
Limited Brands, Inc.	484,800	10,718,928
Men’s Wearhouse, Inc. (The)	512,000	10,936,320
Office Depot, Inc.(a)	1,412,000	10,194,640
Signet Jewelers Ltd.(a)	447,600	12,895,356

		77,181,391

Textiles, Apparel & Luxury Goods - 0.9%
Jones Apparel Group, Inc.	584,200	9,849,612

		204,022,997

Information Technology - 12.5%
Communications Equipment - 0.8%
CommScope, Inc.(a)	320,500	8,169,545

Computers & Peripherals - 2.1%
NCR Corp.(a)	591,800	7,468,516
SanDisk Corp.(a)	227,500	6,627,075
Western Digital Corp.(a)	234,200	9,047,146

		23,142,737

Electronic Equipment, Instruments & Components - 4.9%
Anixter International, Inc.(a)	246,100	10,272,214
Arrow Electronics, Inc.(a)	308,725	8,709,132
AU Optronics Corp. (Sponsored ADR)	800,599	8,302,212
Avnet, Inc.(a)	290,450	8,019,324
Flextronics International Ltd.(a)	1,335,800	9,297,168
Insight Enterprises, Inc.(a)	690,600	8,832,774

		53,432,824

IT Services - 1.9%
Amdocs Ltd.(a)	186,400	5,420,512
Convergys Corp.(a)	1,208,100	14,907,954

		20,328,466

Semiconductors & Semiconductor Equipment - 2.8%
Amkor Technology, Inc.(a)	1,039,800	6,259,596
Lam Research Corp.(a)	257,025	8,715,718
Siliconware Precision Industries Co. (Sponsored ADR)	1,325,100	7,738,584

Company	Shares	U.S. $ Value
Teradyne, Inc.(a)	718,500	$7,177,815

		29,891,713

		134,965,285

Industrials - 11.7%
Airlines - 0.6%
Alaska Air Group, Inc.(a)	199,700	6,989,500

Building Products - 0.6%
Masco Corp.	456,100	6,098,057

Electrical Equipment - 3.5%
AO Smith Corp.	219,900	9,961,470
EnerSys(a)	389,900	8,885,821
General Cable Corp.(a)	259,500	6,339,585
Thomas & Betts Corp.(a)	345,900	12,486,990

		37,673,866

Machinery - 3.2%
Briggs & Stratton Corp.	305,775	5,354,121
Gardner Denver, Inc.	149,600	6,524,056
Mueller Industries, Inc.	479,900	10,740,162
Terex Corp.(a)	633,400	12,332,298

		34,950,637

Professional Services - 1.0%
Kelly Services, Inc.-Class A(a)	688,600	10,831,678

Road & Rail - 1.7%
Con-way, Inc.	322,600	10,481,274
Hertz Global Holdings, Inc.(a)	855,700	8,043,580

		18,524,854

Trading Companies & Distributors - 1.1%
WESCO International, Inc.(a)	395,700	11,431,773

		126,500,365

Energy - 9.5%
Energy Equipment & Services - 4.6%
Helix Energy Solutions Group, Inc.(a)	1,133,500	13,046,585
Helmerich & Payne, Inc.	216,200	8,760,424
Oil States International, Inc.(a)	306,400	13,181,328
Rowan Cos., Inc.(a)	555,300	14,448,906

		49,437,243

Oil, Gas & Consumable Fuels - 4.9%
Cimarex Energy Co.	241,800	14,449,968
Forest Oil Corp.(a)	476,800	12,921,280
Mariner Energy, Inc.(a)	794,900	11,939,398
Patriot Coal Corp.(a)	399,100	6,649,006
Whiting Petroleum Corp.(a)	93,800	7,020,930

		52,980,582

		102,417,825

Materials - 9.2%
Chemicals - 4.7%
Arch Chemicals, Inc.	326,600	10,082,142
Cytec Industries, Inc.	250,900	10,705,903
Huntsman Corp.	686,900	9,431,137
Rockwood Holdings, Inc.(a)	524,500	12,582,755

Company	Shares	U.S. $ Value
Terra Industries, Inc.	189,700	$7,809,949

		50,611,886

Containers & Packaging - 1.2%
Owens-Illinois, Inc.(a)	222,200	6,586,008
Sonoco Products Co.	218,800	6,472,104

		13,058,112

Metals & Mining - 3.3%
AK Steel Holding Corp.	253,400	5,455,702
Commercial Metals Co.	763,000	12,513,200
Reliance Steel & Aluminum Co.	232,100	10,291,314
Steel Dynamics, Inc.	500,000	8,165,000

		36,425,216

		100,095,214

Consumer Staples - 6.4%
Beverages - 1.1%
Constellation Brands, Inc.-Class A(a)	808,925	12,166,232

Food & Staples Retailing - 0.7%
Supervalu, Inc.	522,900	7,984,683

Food Products - 3.7%
Bunge Ltd.	125,100	7,454,709
Dean Foods Co.(a)	481,600	7,026,544
Del Monte Foods Co.	550,400	6,450,688
Smithfield Foods, Inc.(a)	657,400	11,313,854
Tyson Foods, Inc.-Class A	444,300	7,570,872

		39,816,667

Tobacco - 0.9%
Universal Corp.	179,600	9,527,780

		69,495,362

Utilities - 5.7%
Electric Utilities - 2.8%
Northeast Utilities	246,400	6,307,840
Pepco Holdings, Inc.	740,800	12,460,256
Portland General Electric Co.	635,000	11,423,650

		30,191,746

Independent Power Producers & Energy Traders - 0.3%
RRI Energy, Inc.(a)	774,500	3,291,625

Multi-Utilities - 2.6%
CMS Energy Corp.	818,625	12,500,404
NiSource, Inc.	602,025	9,042,415
Wisconsin Energy Corp.	144,200	6,983,606

		28,526,425

		62,009,796

Health Care - 3.8%
Health Care Equipment & Supplies - 0.9%
Teleflex, Inc.	171,500	10,451,210

Health Care Providers & Services - 2.9%
AMERIGROUP Corp.(a)	246,500	6,478,020
Community Health Systems, Inc.(a)	274,800	9,417,396
LifePoint Hospitals, Inc.(a)	311,317	9,495,168

Company	Shares	U.S. $ Value
Molina Healthcare, Inc.(a)	270,215	$5,777,197

		31,167,781

		41,618,991

Total Common Stocks (cost $930,594,434)		1,054,086,923

SHORT-TERM INVESTMENTS - 2.8%
Investment Companies - 2.8%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.11% (b) (cost $30,246,470)	30,246,470	30,246,470

Total Investments - 100.0%
(cost $960,840,904)(c)		1,084,333,393
Other assets less liabilities - 0.0%		300,029

Net Assets - 100.0%		$1,084,633,422

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of February 28, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $186,377,734 and gross unrealized depreciation of investments was $(62,885,245), resulting in net unrealized appreciation of $123,492,489.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	–	American Depositary Receipt
REIT	–	Real Estate Investment Trust

AllianceBernstein Small/Mid Cap Value Fund

February 28, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,054,086,923	$—	$—	$1,054,086,923
Short - Term Investments	30,246,470	—	—	30,246,470

Total Investments in Securities	1,084,333,393	—	—	1,084,333,393
Other Financial Instruments*	—	—	—	—

Total	$1,084,333,393	$—	$—	$1,084,333,393

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Value Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Financials - 21.5%
Capital Markets - 6.3%
Ameriprise Financial, Inc.	129,400	$5,179,882
Deutsche Bank AG	85,200	5,410,200
Goldman Sachs Group, Inc. (The)	97,700	15,275,395
Morgan Stanley	209,200	5,895,256

		31,760,733

Commercial Banks - 5.2%
BB&T Corp.	170,800	4,872,924
US Bancorp	217,100	5,342,831
Wells Fargo & Co.	597,100	16,324,714

		26,540,469

Diversified Financial Services - 6.3%
Bank of America Corp.	823,900	13,726,174
Citigroup, Inc. (a)	914,200	3,108,280
JPMorgan Chase & Co.	358,700	15,054,639

		31,889,093

Insurance - 3.7%
ACE Ltd.	41,800	2,089,582
Allstate Corp. (The)	93,000	2,906,250
PartnerRe Ltd.	15,900	1,265,799
Travelers Cos., Inc. (The)	98,600	5,185,374
Unum Group	135,600	2,821,836
XL Capital Ltd.-Class A	232,200	4,242,294

		18,511,135

		108,701,430

Energy - 16.7%
Energy Equipment & Services - 1.8%
Ensco International PLC (Sponsored ADR)	91,100	4,023,887
Noble Corp. (a)	60,500	2,556,730
Rowan Cos., Inc. (a)	106,500	2,771,130

		9,351,747

Oil, Gas & Consumable Fuels - 14.9%
Apache Corp.	27,800	2,881,192
Chevron Corp.	144,300	10,432,890
Cimarex Energy Co.	12,360	738,634
ConocoPhillips	304,100	14,596,800
Devon Energy Corp.	144,900	9,977,814
Exxon Mobil Corp.	246,600	16,029,000
Forest Oil Corp. (a)	121,800	3,300,780
Newfield Exploration Co. (a)	63,600	3,248,052
Nexen, Inc. (New York)	238,600	5,368,500
Occidental Petroleum Corp.	45,100	3,601,235
Valero Energy Corp.	295,964	5,185,289

		75,360,186

		84,711,933

Consumer Discretionary - 16.4%
Automobiles - 1.3%
Ford Motor Co. (a)	568,000	6,668,320

Hotels, Restaurants & Leisure - 0.5%
Royal Caribbean Cruises Ltd. (a)	93,800	2,651,726

Household Durables - 1.5%
DR Horton, Inc.	172,000	2,125,920

Company	Shares	U.S. $ Value
Fortune Brands, Inc.	12,000	$525,960
Garmin Ltd.	87,800	2,805,210
NVR, Inc. (a)	3,000	2,124,900

		7,581,990

Media - 7.2%
CBS Corp.-Class B	509,100	6,613,209
Comcast Corp.-Class A	93,900	1,543,716
News Corp.-Class A	504,900	6,750,513
Time Warner Cable, Inc.-Class A	203,500	9,501,415
Time Warner, Inc.	255,700	7,425,528
Viacom, Inc.-Class B (a)	157,300	4,663,945

		36,498,326

Multiline Retail - 1.7%
JC Penney Co., Inc.	89,400	2,465,652
Macy’s, Inc.	303,900	5,819,685

		8,285,337

Specialty Retail - 3.3%
Foot Locker, Inc.	8,500	110,245
Home Depot, Inc.	209,200	6,527,040
Limited Brands, Inc.	188,100	4,158,891
Lowe’s Cos., Inc.	114,400	2,712,424
Office Depot, Inc. (a)	448,250	3,236,365

		16,744,965

Textiles, Apparel & Luxury Goods - 0.9%
Jones Apparel Group, Inc.	263,000	4,434,180

		82,864,844

Consumer Staples - 9.0%
Beverages - 1.2%
Coca-Cola Enterprises, Inc.	144,900	3,702,195
Constellation Brands, Inc.-Class A (a)	165,500	2,489,120

		6,191,315

Food & Staples Retailing - 0.6%
Supervalu, Inc.	206,900	3,159,363

Food Products - 4.7%
Archer-Daniels-Midland Co.	188,100	5,522,616
Bunge Ltd.	53,700	3,199,983
Dean Foods Co. (a)	74,500	1,086,955
Kraft Foods, Inc.-Class A	184,700	5,251,021
Sara Lee Corp.	376,300	5,102,628
Smithfield Foods, Inc. (a)	103,100	1,774,351
Tyson Foods, Inc.-Class A	104,900	1,787,496

		23,725,050

Household Products - 1.5%
Procter & Gamble Co. (The)	116,100	7,346,808

Tobacco - 1.0%
Altria Group, Inc.	191,000	3,842,920
Reynolds American, Inc.	21,700	1,145,760

		4,988,680

		45,411,216

Health Care - 8.8%
Health Care Providers & Services - 2.0%
Aetna, Inc.	176,900	5,305,231

Company	Shares	U.S. $ Value
WellPoint, Inc. (a)	79,900	$4,943,413

		10,248,644

Pharmaceuticals - 6.8%
Merck & Co., Inc.	375,000	13,830,000
Pfizer, Inc.	1,158,300	20,328,165

		34,158,165

		44,406,809

Industrials - 7.2%
Aerospace & Defense - 1.2%
Northrop Grumman Corp.	68,800	4,214,688
Raytheon Co.	32,200	1,810,928

		6,025,616

Electrical Equipment - 0.4%
Cooper Industries PLC	49,800	2,258,928

Industrial Conglomerates - 4.0%
General Electric Co.	1,038,400	16,676,704
Textron, Inc.	166,100	3,308,712

		19,985,416

Machinery - 1.3%
Ingersoll-Rand PLC	161,200	5,143,892
SPX Corp.	28,000	1,665,720

		6,809,612

Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	161,500	1,518,100

		36,597,672

Information Technology - 6.8%
Communications Equipment - 3.4%
JDS Uniphase Corp. (a)	174,600	1,873,458
Motorola, Inc. (a)	1,336,155	9,032,408
Nokia Oyj (Sponsored ADR)-Class A	343,200	4,622,904
Tellabs, Inc.	259,200	1,791,072

		17,319,842

Computers & Peripherals - 0.9%
Dell, Inc. (a)	308,200	4,077,486
Western Digital Corp. (a)	13,800	533,094

		4,610,580

Electronic Equipment, Instruments & Components - 1.6%
Corning, Inc.	159,200	2,806,696
Tyco Electronics Ltd.	200,000	5,126,000
Vishay Intertechnology, Inc. (a)	20,600	211,150

		8,143,846

Internet Software & Services - 0.1%
AOL, Inc. (a)	29,436	729,424

Software - 0.8%
Symantec Corp. (a)	230,765	3,819,161

		34,622,853

Telecommunication Services - 5.7%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	647,300	16,059,513

Company	Shares	U.S. $ Value
Verizon Communications, Inc.	161,200	$4,663,516

		20,723,029

Wireless Telecommunication Services - 1.6%
Sprint Nextel Corp. (a)	1,346,000	4,482,180
Vodafone Group PLC (Sponsored ADR)	180,900	3,938,193

		8,420,373

		29,143,402

Materials - 3.6%
Chemicals - 1.1%
EI du Pont de Nemours & Co.	171,400	5,779,608

Containers & Packaging - 0.4%
Sonoco Products Co.	62,800	1,857,624

Metals & Mining - 2.1%
AK Steel Holding Corp.	84,900	1,827,897
Freeport-McMoRan Copper & Gold, Inc.	82,100	6,170,636
Steel Dynamics, Inc.	147,900	2,415,207

		10,413,740

		18,050,972

Utilities - 2.0%
Electric Utilities - 0.8%
Pinnacle West Capital Corp.	114,100	4,154,381

Independent Power Producers & Energy Traders - 0.3%
RRI Energy, Inc. (a)	299,100	1,271,175

Multi-Utilities - 0.9%
CMS Energy Corp.	69,450	1,060,501
NiSource, Inc.	237,400	3,565,748

		4,626,249

		10,051,805

Total Common Stocks (cost $473,747,956)		494,562,936

SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.11% (b) (cost $11,154,680)	11,154,680	11,154,680

Total Investments - 99.9% (cost $484,902,636) (c)		505,717,616
Other assets less liabilities - 0.1%		297,535

Net Assets - 100.0%		$506,015,151

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of February 28, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $68,868,239 and gross unrealized depreciation of investments was $(48,053,259), resulting in net unrealized appreciation of $20,814,980.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Value Fund

February 28, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$494,562,936	$—	$—	$494,562,936
Short - Term Investments	11,154,680	—	—	11,154,680

Total Investments in Securities	$505,717,616	$—	$—	$505,717,616
Other Financial Instruments*	—	—	—	—

Total	$505,717,616	$—	$—	$505,717,616

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 22, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 22, 2010

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